Goodwill and Intangible Assets, Net - Definite Life Intangible Assets (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Acquired Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	$ 91,107	$ 91,107
Accumulated Amortization	(45,765)	(39,427)
Net Carrying Amount	$ 45,342	$ 51,680
Customer relationships
Acquired Finite-Lived Intangible Assets [Line Items]
Weighted-average Remaining Useful Life (in years	6 years 8 months 26 days	7 years 8 months 26 days
Gross Carrying Amount	$ 60,778	$ 60,778
Accumulated Amortization	(29,288)	(24,613)
Net Carrying Amount	$ 31,490	$ 36,165
Trade name
Acquired Finite-Lived Intangible Assets [Line Items]
Weighted-average Remaining Useful Life (in years	8 years 11 months 12 days	9 years 11 months 12 days
Gross Carrying Amount	$ 9,580	$ 9,580
Accumulated Amortization	(5,295)	(4,816)
Net Carrying Amount	$ 4,285	$ 4,764
Acquired technology
Acquired Finite-Lived Intangible Assets [Line Items]
Weighted-average Remaining Useful Life (in years	0 years	0 years
Gross Carrying Amount	$ 7,430	$ 7,430
Accumulated Amortization	$ (7,430)	$ (7,430)
Supplier relationships
Acquired Finite-Lived Intangible Assets [Line Items]
Weighted-average Remaining Useful Life (in years	12 years	13 years 7 days
Gross Carrying Amount	$ 5,767	$ 5,767
Accumulated Amortization	(1,153)	(769)
Net Carrying Amount	$ 4,614	$ 4,998
Developed technology
Acquired Finite-Lived Intangible Assets [Line Items]
Weighted-average Remaining Useful Life (in years	6 years 2 months 8 days	7 years 3 months 3 days
Gross Carrying Amount	$ 7,220	$ 7,220
Accumulated Amortization	(2,267)	(1,467)
Net Carrying Amount	$ 4,953	$ 5,753
Covenants not to compete
Acquired Finite-Lived Intangible Assets [Line Items]
Weighted-average Remaining Useful Life (in years	0 years	0 years
Gross Carrying Amount	$ 332	$ 332
Accumulated Amortization	$ (332)	$ (332)